FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
9. FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments for the six months ended June 30, 2013 or for the six months ended June 30, 2012.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

The carrying value of estimated fair values of the Company's financial instruments at June 30, 2013, and December 31, 2012 are as follows:

	June 30, 2013			December 31, 2012
All figures in USD '000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	71,125	71,125	55,511	55,511
Marketable Securities	Level 1	-	-	549	549
Working capital, Orion Tanker pool (non-current assets)		-	-	36,987	36,987
2012 Credit Facility		(210,000)	(210,000)	(250,000)	(250,000)

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

The carrying value of cash and cash equivalents and marketable securities is reasonable estimate of fair value. The estimated fair value for the long term debt is considered to be equal to the carrying values since it bears variable interest rates.